Employee compensation and benefits - Movement on HSBC share option plans (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2025 shares £ / shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	75,335,399	75,335,399	83,994,000	83,994,000
Granted during the year (in shares) | shares	11,901,000	11,901,000	11,845,000	11,845,000
Exercised during the year (in shares) | shares	(25,388,000)	(25,388,000)	(16,776,000)	(16,776,000)
Expired during the year (in shares) | shares	(1,633,000)	(1,633,000)	(2,454,000)	(2,454,000)
Forfeited during the year (in shares) | shares	(1,313,000)	(1,313,000)	(1,274,000)	(1,274,000)
Share options outstanding at end of period (in shares) | shares	58,902,349	58,902,349	75,335,399	75,335,399
Of which exercisable (in shares) | shares	13,352,000	13,352,000	1,446,000	1,446,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 4 days	1 year 11 months 4 days	2 years 1 month 6 days	2 years 1 month 6 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 3.81		£ 3.42
Granted during the year (in GBP per share) | £ / shares	7.61		5.30
Exercised during the year (in GBP per share) | £ / shares	3.00		2.94
Expired during the year (in GBP per share) | £ / shares	4.85		4.20
Forfeited during the year (in GBP per share) | £ / shares	4.37		3.48
WAEP at end of period (in GBP per share) | £ / shares	4.84		3.81
Of which exercisable (in GBP per share) | £ / shares	£ 2.90	£ 2.90	£ 3.34	£ 3.34
Weighted average share price, share options granted (in dollars per share) | $ / shares		£ 1.90		£ 1.66
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 13.88		£ 8.54